Schedule of Investments (unaudited) October 31, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.0%
AED Oil Ltd.(a)(b)	11,395	$0	(c)

Austria — 2.0%
Agrana Beteiligungs AG	1,248	24,059
ams AG(b)	8,236	368,085
AT&S Austria Technologie & Systemtechnik AG	2,517	46,727
BAWAG Group AG(d)	4,039	166,726
CA Immobilien Anlagen AG	6,583	254,114
DO & CO AG	683	63,550
EVN AG	3,596	65,715
FACC AG(e)	2,060	26,889
IMMOFINANZ AG	9,110	261,712
Kapsch TrafficCom AG	530	16,734
Lenzing AG	1,337	140,735
Oesterreichische Post AG(e)	3,574	131,582
Palfinger AG	1,390	39,699
Porr AG(e)	1,158	27,389
S IMMO AG	4,969	125,841
S&T AG(e)	4,762	101,686
Schoeller-Bleckmann Oilfield Equipment AG	1,133	64,718
Semperit AG Holding(b)(e)	1,125	15,312
Telekom Austria AG	16,987	131,524
UNIQA Insurance Group AG	12,386	119,046
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,952	107,140
Wienerberger AG	11,938	322,844
Zumtobel Group AG(b)	2,819	22,392

		2,644,219

Belgium — 4.0%
Ackermans & van Haaren NV	2,383	365,025
Aedifica SA	2,497	300,307
AGFA-Gevaert NV(b)	15,504	70,779
Barco NV	939	204,281
Befimmo SA	2,308	149,088
Bekaert SA	3,728	103,895
Biocartis NV(b)(d)(e)	4,005	28,686
bpost SA	10,011	114,480
Cie. d’Entreprises CFE	758	73,065
Cofinimmo SA	2,273	336,257
D’ieteren SA/NV	2,617	165,253
Econocom Group SA/NV	13,376	34,890
Elia System Operator SA/NV	2,795	241,040
Euronav NV	18,518	208,869
Exmar NV(b)	3,018	18,855
Fagron	6,243	118,475
Galapagos NV(b)	4,385	806,223
Gimv NV	2,012	120,764
Intervest Offices & Warehouses NV	1,920	58,050
Ion Beam Applications(b)	2,406	38,385
KBC Ancora	3,985	189,839
Kinepolis Group NV	1,614	107,319
Melexis NV	2,067	144,820
Mithra Pharmaceuticals SA(b)(e)	1,519	45,451
Montea CVA	1,130	102,494
Ontex Group NV	7,020	127,346
Orange Belgium SA	3,140	69,082
Recticel SA	3,825	33,456
Retail Estates NV	841	80,315
Sioen Industries NV	687	17,015

Security	Shares	Value

Belgium (continued)
Sofina SA	1,569	$346,940
Tessenderlo Group SA(b)	2,630	86,998
Van de Velde NV	597	16,118
Warehouses De Pauw CVA	1,802	334,129
X-Fab Silicon Foundries SE(b)(d)(e)	5,194	23,411

		5,281,400

China — 0.0%
Boshiwa International Holding Ltd.(a)(b)(e)	20,000	26

Denmark — 3.0%
ALK-Abello A/S(b)	676	145,284
Alm Brand A/S	5,616	45,712
Ambu A/S, Series B(e)	16,834	264,493
Bang & Olufsen A/S(b)(e)	4,420	25,745
Bavarian Nordic A/S(b)(e)	3,070	72,238
D/S Norden A/S	2,967	43,382
Dfds A/S	3,556	139,997
FLSmidth & Co. A/S	4,161	148,962
GN Store Nord A/S	13,053	573,930
Jyske Bank A/S, Registered(b)	6,900	229,498
Maersk Drilling A/S(b)	2,100	118,555
Matas A/S	3,829	29,337
Netcompany Group A/S(b)(d)	3,040	129,489
Nilfisk Holding A/S(b)	2,719	45,969
NKT A/S(b)(e)	2,738	48,008
NNIT A/S(d)	1,249	17,908
Per Aarsleff Holding A/S	1,909	59,589
Ringkjoebing Landbobank A/S	2,873	198,453
Rockwool International A/S, Class B	879	172,765
Royal Unibrew A/S	5,188	425,541
Scandinavian Tobacco Group A/S(d)	6,993	82,666
Schouw & Co. A/S	1,308	93,808
SimCorp A/S	4,154	371,314
Spar Nord Bank A/S	8,626	84,255
Sydbank A/S	5,980	117,356
Topdanmark A/S	4,083	182,941
Zealand Pharma A/S(b)	2,821	84,096

		3,951,291

Finland — 2.3%
Adapteo OYJ(b)	3,923	43,105
Aktia Bank OYJ	5,215	50,792
Cargotec OYJ, Class B	4,199	147,097
Caverion OYJ	9,848	73,613
Citycon OYJ	7,455	78,098
Cramo OYJ	3,785	40,116
Finnair OYJ	5,058	33,011
F-Secure OYJ(b)	9,532	30,414
Huhtamaki OYJ	9,853	456,189
Kemira OYJ	10,170	165,087
Kesko OYJ, Class B	6,657	443,237
Konecranes OYJ	6,364	196,315
Lehto Group OYJ	3,276	7,434
Metsa Board OYJ	19,745	130,739
Oriola OYJ, Class B	13,300	30,567
Outokumpu OYJ	31,188	88,344
Outotec OYJ(b)	15,669	100,831
Ponsse OYJ	1,131	35,267
Rovio Entertainment OYJ(d)	4,422	19,852
Sanoma OYJ	7,592	79,364
Tieto OYJ	5,805	165,147

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Tikkurila OYJ	3,767	$60,098
Tokmanni Group Corp.	4,954	63,449
Uponor OYJ	5,501	71,867
Valmet OYJ	13,923	311,285
YIT OYJ	16,154	96,960

		3,018,278

France — 5.7%
ABC arbitrage	3,804	28,434
Air France-KLM(b)	19,507	232,320
Akka Technologies	1,160	74,802
AKWEL	944	18,747
Albioma SA	2,681	69,542
ALD SA(d)(e)	10,246	145,173
Alten SA	2,915	320,171
Altran Technologies SA	23,540	373,714
APERAM SA	5,193	132,441
Assystem SA	663	24,631
Aubay	708	24,644
Beneteau SA	3,687	34,388
Boiron SA	469	16,665
Bonduelle SCA	1,442	37,484
Cellectis SA(b)(e)	3,215	37,662
CGG SA(b)	64,044	148,760
Chargeurs SA	1,708	29,002
Cie. des Alpes	958	28,697
Cie. Plastic Omnium SA	6,056	165,531
Coface SA(b)	9,309	101,779
DBV Technologies SA(b)(e)	3,363	48,400
Derichebourg SA	10,077	36,291
Devoteam SA(e)	514	43,582
Elior Group SA(d)	10,227	132,239
Elis SA	18,083	345,586
Eramet	914	45,622
Etablissements Maurel et Prom SA	5,079	14,903
Europcar Mobility Group(d)	10,648	39,083
FFP	507	59,618
FIGEAC-AERO(b)(e)	789	10,105
Fnac Darty SA(b)	1,768	102,273
Gaztransport Et Technigaz SA	2,259	205,779
Genfit(b)(e)	3,590	51,867
GL Events	1,230	32,248
Groupe Crit	279	20,761
Groupe Guillin	732	13,067
Guerbet	573	32,091
Haulotte Group SA	1,253	6,850
ID Logistics Group(b)	264	50,483
Innate Pharma SA(b)(e)	5,255	31,747
Interparfums SA	1,439	67,347
IPSOS	3,826	115,249
Jacquet Metal Service SA	1,359	23,106
Kaufman & Broad SA	1,749	66,695
Korian SA	4,987	211,422
Lagardere SCA	5,314	118,690
Latecoere SACA(b)	7,678	32,893
LISI	1,903	66,877
LNA Sante SA	533	28,127
Maisons du Monde SA(d)	4,621	63,876
Manitou BF SA	997	20,355
Mercialys SA	4,621	64,443
Mersen SA	1,605	52,197

Security	Shares	Value

France (continued)
Metropole Television SA	2,814	$49,509
Nexans SA	2,618	106,433
Nexity SA	4,264	220,636
Oeneo SA	2,467	28,019
Orpea	4,624	556,631
Quadient	3,550	75,964
Rexel SA	25,091	310,720
Rubis SCA	8,869	514,030
SMCP SA(b)(d)	2,612	36,717
SOITEC(b)	2,082	229,143
Solocal Group(b)(e)	58,295	45,558
Solutions 30 SE(b)(e)	7,652	81,315
Sopra Steria Group	1,705	233,778
SPIE SA	12,213	257,521
Synergie SA	730	20,727
Tarkett SA	3,180	51,797
Technicolor SA, Registered(b)(e)	37,501	31,316
Television Francaise 1	4,420	37,082
Trigano SA	884	79,638
Vallourec SA(b)(e)	33,007	80,019
Vicat SA	2,157	91,445
Vilmorin & Cie SA	743	40,618
Virbac SA(b)	422	102,871

		7,579,946

Germany — 10.0%
Aareal Bank AG	5,957	200,175
ADLER Real Estate AG(b)(e)	4,667	53,838
ADO Properties SA(d)	2,953	120,250
ADVA Optical Networking SE(b)	4,174	29,431
AIXTRON SE(b)	11,587	105,743
alstria office REIT AG	15,305	286,861
Amadeus Fire AG	525	66,303
Aumann AG(d)(e)	992	13,170
AURELIUS Equity Opportunities SE & Co. KGaA(e)	2,166	89,169
Aurubis AG	3,414	167,550
Basler AG(e)	373	19,226
BayWa AG(e)	1,393	40,795
Bechtle AG	2,983	323,314
Bertrandt AG	559	27,908
bet-at-home.com AG	313	16,664
Bilfinger SE(e)	3,068	102,411
Borussia Dortmund GmbH & Co. KGaA	5,965	56,400
CANCOM SE	3,241	172,981
CECONOMY AG(b)	18,301	92,389
Cewe Stiftung & Co. KGaA	565	54,399
comdirect bank AG	2,790	42,083
CompuGroup Medical SE	2,424	155,229
Consus Real Estate AG(b)(e)	4,728	33,231
Corestate Capital Holding SA(e)	1,259	46,914
CropEnergies AG	2,652	20,741
CTS Eventim AG & Co. KGaA	5,868	355,155
Deutsche Beteiligungs AG	1,262	51,320
Deutsche EuroShop AG	5,005	149,758
Deutsche Pfandbriefbank AG(d)	13,742	187,808
Deutz AG	12,066	67,307
DIC Asset AG	4,742	66,130
Draegerwerk AG & Co. KGaA	312	13,088
Duerr AG	5,253	154,952
Eckert & Ziegler Strahlen- und Medizintechnik AG	395	69,187
Elmos Semiconductor AG	1,011	28,367

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
ElringKlinger AG(b)(e)	3,106	$23,009
Encavis AG	8,436	83,669
Evotec SE(b)(e)	12,951	296,056
Flatex AG(b)(e)	1,324	37,223
Freenet AG	13,001	288,569
Gerresheimer AG	3,256	262,452
Grand City Properties SA	12,034	281,403
GRENKE AG(e)	2,824	267,328
H&R GmbH & Co. KGaA(b)	1,302	7,946
Hamborner REIT AG	6,344	68,300
Hamburger Hafen und Logistik AG	2,445	63,339
Heidelberger Druckmaschinen AG(b)(e)	32,053	41,660
HelloFresh SE(b)	14,608	254,566
Hornbach Holding AG & Co. KGaA	1,092	66,031
Hypoport AG(b)	329	102,223
Indus Holding AG	1,850	70,587
Isra Vision AG	1,544	72,968
Jenoptik AG	5,234	155,910
JOST Werke AG(d)	1,511	42,481
K+S AG, Registered	19,678	280,130
Kloeckner & Co. SE	7,391	42,713
Koenig & Bauer AG	1,400	46,264
Krones AG(e)	1,687	110,385
KWS Saat SE & Co. KGaA	1,161	78,105
LEG Immobilien AG	6,456	741,152
Leoni AG(b)(e)	3,122	37,077
MBB SE	247	16,727
MLP SE	7,046	36,003
MorphoSys AG(b)	3,236	352,540
Nemetschek SE	5,878	299,035
New Work SE	287	90,454
Nordex SE(b)(e)	6,514	85,319
Norma Group SE	3,224	118,552
OHB SE	521	20,693
OSRAM Licht AG(e)	9,934	443,315
PATRIZIA AG	4,629	94,869
Pfeiffer Vacuum Technology AG	501	78,419
ProSiebenSat.1 Media SE	23,720	350,373
Rational AG	349	265,740
Rheinmetall AG	4,476	538,565
RHOEN-KLINIKUM AG	1,681	34,658
RIB Software SE(e)	4,201	108,829
Rocket Internet SE(b)(d)	6,988	185,705
SAF-Holland SA	4,489	31,702
Salzgitter AG	4,005	72,519
Scout24 AG(d)	11,012	681,233
SGL Carbon SE(b)(e)	6,164	28,718
Siltronic AG	2,137	203,177
Sirius Real Estate Ltd.	96,128	91,426
Sixt Leasing SE	1,248	15,622
Sixt SE	1,394	136,237
SMA Solar Technology AG(b)(e)	1,080	33,761
Software AG	4,865	154,688
Stabilus SA	2,499	140,655
STRATEC SE	471	35,574
Stroeer SE & Co. KGaA	2,860	230,373
Suedzucker AG	7,384	106,434
Surteco Group SE	550	12,100
TAG Immobilien AG	13,548	329,201
Takkt AG	3,676	43,718

Security	Shares	Value

Germany (continued)
TLG Immobilien AG	7,321	$214,402
Varta AG(b)	1,356	153,098
VERBIO Vereinigte BioEnergie AG	2,216	22,349
Vossloh AG	863	35,287
Wacker Neuson SE	2,893	49,446
Washtec AG	1,130	56,857
Wuestenrot & Wuerttembergische AG	2,392	48,996
zooplus AG(b)(e)	608	66,475

		13,415,637

Hong Kong — 0.0%
China Hongxing Sports Ltd.(a)(b)	198,000	2
Peace Mark Holdings Ltd.(a)(b)	30,000	0	(c)
Real Gold Mining Ltd.(a)(b)	27,000	0	(c)

		2

Ireland — 1.2%
C&C Group PLC	32,745	161,014
Cairn Homes PLC(b)	71,155	92,245
Dalata Hotel Group PLC	19,014	112,429
Glanbia PLC	21,144	235,657
Glenveagh Properties PLC(b)(d)	77,794	68,391
Grafton Group PLC	24,311	245,690
Green REIT PLC	66,834	142,118
Hibernia REIT PLC	73,390	114,301
Irish Residential Properties REIT PLC	44,814	87,794
Origin Enterprises PLC(b)	12,572	65,922
Permanent TSB Group Holdings PLC(b)	13,950	18,427
UDG Healthcare PLC	25,702	257,087

		1,601,075

Israel — 0.0%
Africa Israel Investments Ltd.(b)	1	0	(c)

Italy — 6.2%
A2A SpA	159,136	319,395
ACEA SpA	5,626	111,975
Amplifon SpA	12,782	321,141
Anima Holding SpA(d)	30,993	134,437
Aquafil SpA	1,681	13,128
Arnoldo Mondadori Editore SpA(b)	13,077	29,179
Ascopiave SpA	8,268	34,406
ASTM SpA	3,661	115,425
Autogrill SpA	13,334	131,728
Azimut Holding SpA	11,185	229,855
Banca Farmafactoring SpA(d)	12,993	78,711
Banca Generali SpA	5,969	194,718
Banca IFIS SpA	2,170	36,799
Banca Mediolanum SpA	14,896	127,715
Banca Monte dei Paschi di Siena SpA(b)(e)	28,787	46,344
Banca Popolare di Sondrio SCPA	46,144	92,202
Banco BPM SpA(b)	153,591	349,048
Biesse SpA	1,358	16,999
Bio On SpA(a)(b)(e)	801	4,656
BPER Banca	39,488	176,528
Brunello Cucinelli SpA	3,479	108,988
Buzzi Unicem SpA	6,664	160,887
Cairo Communication SpA	6,390	16,432
Carel Industries SpA(d)	2,995	48,116
Cerved Group SpA	19,997	194,540
CIR-Compagnie Industriali Riunite SpA	31,345	32,277
Credito Emiliano SpA	8,216	47,481

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Credito Valtellinese SpA(b)	720,041	$49,082
Danieli & C Officine Meccaniche SpA	1,209	20,880
Datalogic SpA(e)	2,028	31,381
De’ Longhi SpA	6,830	125,728
DeA Capital SpA	9,175	13,983
DiaSorin SpA	2,603	293,308
doValue SpA(d)	4,004	47,351
El.En. SpA	1,054	29,891
Enav SpA(d)	27,281	158,876
ERG SpA	6,062	128,296
Falck Renewables SpA	12,373	55,105
Fila SpA	2,173	37,334
Fincantieri SpA(b)(e)	56,226	59,278
Freni Brembo SpA(e)	15,377	163,576
Geox SpA	7,662	10,685
Gima TT SpA(d)	3,484	26,975
Gruppo MutuiOnline SpA	2,618	51,990
Hera SpA	84,255	360,769
IMA Industria Macchine Automatiche SpA(e)	1,814	123,451
Immobiliare Grande Distribuzione SIIQ SpA	5,513	35,427
Infrastrutture Wireless Italiane SpA(d)	24,776	254,300
Interpump Group SpA	7,757	212,545
Iren SpA	58,865	182,702
Italgas SpA	50,056	322,114
Italmobiliare SpA	1,418	37,889
Juventus Football Club SpA(b)	42,148	66,067
La Doria SpA	1,089	10,728
Maire Tecnimont SpA(e)	14,581	38,163
MARR SpA(e)	3,325	69,814
Mediaset SpA(b)	36,114	108,019
OVS SpA(b)(d)(e)	20,368	40,607
Piaggio & C SpA	16,130	50,747
RAI Way SpA(d)	9,420	58,117
Reply SpA	2,081	135,585
SAES Getters SpA	447	12,617
Saipem SpA(b)(e)	62,924	285,017
Salini Impregilo SpA(b)	16,798	34,221
Salvatore Ferragamo SpA(e)	6,796	126,998
Saras SpA	58,552	112,357
Sesa SpA	799	35,567
Societa Cattolica di Assicurazioni SC	15,808	137,827
Societa Iniziative Autostradali e Servizi SpA	5,772	99,748
Tamburi Investment Partners SpA	9,892	70,741
Technogym SpA(d)(e)	10,110	111,439
Tinexta SpA(b)	1,914	28,187
Tod’s SpA(e)	1,177	55,808
Unione di Banche Italiane SpA	99,227	301,886
Unipol Gruppo SpA	44,513	248,255
Zignago Vetro SpA	2,622	29,837

		8,274,378

Liechtenstein — 0.1%
Liechtensteinische Landesbank AG	1,088	71,780
VP Bank AG, Registered	336	52,439

		124,219

Netherlands — 5.8%
Aalberts NV	10,072	405,200
Accell Group NV	2,005	49,771
Altice Europe NV(b)	57,925	330,875
AMG Advanced Metallurgical Group NV(e)	3,348	82,212

Security	Shares	Value

Netherlands (continued)
Arcadis NV(e)	7,544	$148,972
Argenx SE(b)(e)	3,053	370,582
ASM International NV	4,918	494,138
ASR Nederland NV	14,422	527,910
Basic-Fit NV(b)(d)	3,594	109,864
BE Semiconductor Industries NV	7,713	285,084
Boskalis Westminster	8,218	180,434
Brunel International NV(e)	2,302	21,265
Cementir Holding NV	3,779	25,427
Constellium SE(b)	12,325	164,292
Corbion NV	6,004	173,488
COSMO Pharmaceuticals NV(b)(e)	760	56,302
Eurocommercial Properties NV	4,488	143,201
Euronext NV(d)	5,745	463,080
Flow Traders(d)	3,545	83,529
ForFarmers NV	3,677	22,275
Fugro NV, CVA(b)(e)	9,221	83,225
IMCD NV	5,348	417,058
Intertrust NV(d)	8,151	154,956
InterXion Holding NV(b)	7,351	648,505
Kendrion NV	1,345	28,540
Koninklijke BAM Groep NV	26,572	67,354
Koninklijke Volkerwessels NV	3,198	74,211
NIBC Holding NV(d)	3,041	24,767
NSI NV	1,906	87,077
OCI NV(b)	8,775	196,874
Pharming Group NV(b)	64,950	92,678
PostNL NV	46,082	105,805
ProQR Therapeutics NV(b)	2,586	17,585
Rhi Magnesita NV	2,268	102,072
SBM Offshore NV	18,034	310,144
Shop Apotheke Europe NV(b)(d)(e)	1,042	45,454
SIF Holding NV(e)	1,216	17,501
Signify NV(d)	13,094	383,323
Takeaway.com NV(b)(d)	3,745	305,002
TKH Group NV	4,149	212,278
TomTom NV	6,641	75,054
Vastned Retail NV	1,147	34,423
Wereldhave NV	3,467	82,001

		7,703,788

Norway — 3.7%
Adevinta ASA(b)	11,440	130,833
Akastor ASA(b)	14,248	16,139
Aker ASA, Class A	2,253	119,899
Aker Solutions ASA(b)	14,755	33,990
Atea ASA	8,286	104,870
Austevoll Seafood ASA	9,167	92,607
Axactor SE(b)(e)	10,100	19,581
B2Holding ASA	26,794	23,741
Bakkafrost P/F	4,285	268,361
Borr Drilling Ltd.(b)(e)	7,849	52,944
Borregaard ASA	9,524	91,752
BW LPG Ltd.(d)	7,696	53,940
BW Offshore Ltd.(b)	9,244	70,479
DNO ASA	67,657	81,834
Elkem ASA(d)	26,991	64,088
Entra ASA(d)	15,272	228,884
Europris ASA(d)	16,381	44,498
Evry A/S(d)	14,830	57,988
Flex LNG Ltd.(b)(e)	3,142	29,089

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Frontline Ltd./Bermuda(b)	7,645	$80,354
Golden Ocean Group Ltd.	8,841	51,036
Grieg Seafood ASA	5,233	64,179
Hoegh LNG Holdings Ltd.	4,577	17,697
Kongsberg Automotive ASA(b)	46,752	24,391
Kongsberg Gruppen ASA	9,050	133,859
Kvaerner ASA	12,931	16,422
Leroy Seafood Group ASA	30,890	207,387
NEL ASA(b)(e)	124,455	107,630
Nordic Nanovector ASA(b)(e)	4,631	10,421
Nordic Semiconductor ASA(b)	14,562	83,031
Northern Drilling Ltd.(b)	6,952	18,173
Norway Royal Salmon ASA(e)	1,323	31,298
Norwegian Air Shuttle ASA(b)(e)	10,093	49,106
Norwegian Finans Holding ASA(b)	13,168	127,360
Ocean Yield ASA	6,438	36,043
Odfjell Drilling Ltd.(b)(e)	9,844	28,520
PGS ASA(b)	35,752	60,358
Protector Forsikring ASA(b)(e)	7,385	37,322
Salmar ASA	5,717	266,821
Sbanken ASA(d)	8,172	58,122
Scatec Solar ASA(d)	6,845	76,120
Selvaag Bolig ASA	4,187	23,121
SpareBank 1 Nord Norge	10,114	78,544
Sparebank 1 Oestlandet	4,100	39,744
SpareBank 1 SMN	13,936	150,271
SpareBank 1 SR-Bank ASA	18,185	194,106
Stolt-Nielsen Ltd.	1,912	23,616
Storebrand ASA	48,472	343,166
Subsea 7 SA	23,858	223,477
TGS NOPEC Geophysical Co. ASA	11,398	295,713
Tomra Systems ASA	11,436	308,408
Veidekke ASA	10,804	117,381
Wallenius Wilhelmsen ASA	10,409	22,675
XXL ASA(b)(d)(e)	10,916	22,471

		5,013,860

Portugal — 0.6%
Altri SGPS SA	7,248	44,191
Banco Comercial Portugues SA, Class R	863,075	195,467
Corticeira Amorim SGPS SA	3,962	42,655
CTT-Correios de Portugal SA	12,605	40,276
Mota-Engil SGPS SA	8,373	18,542
Navigator Co. SA (The)	22,361	80,629
NOS SGPS SA	26,028	154,628
REN — Redes Energeticas Nacionais SGPS SA	40,504	120,201
Semapa-Sociedade de Investimento e Gestao	2,580	35,462
Sonae SGPS SA	81,349	81,999

		814,050

Singapore — 0.0%
Jurong Technologies Industrial Corp. Ltd.(a)(b)	60,000	0	(c)

Spain — 3.9%
Acciona SA	2,237	233,224
Acerinox SA	17,386	162,505
Aedas Homes SAU(b)(d)	2,168	50,068
Almirall SA	6,373	119,591
Applus Services SA	14,162	170,796
Atresmedia Corp. de Medios de Comunicacion SA	9,028	37,750
Befesa SA(d)	2,240	82,969
Bolsas y Mercados Espanoles SHMSF SA	7,695	213,421

Security	Shares	Value

Spain (continued)
Cia. de Distribucion Integral Logista Holdings SA	5,337	$111,880
Cie. Automotive SA	7,176	178,692
Construcciones y Auxiliar de Ferrocarriles SA	1,929	86,622
Corp Financiera Alba SA	1,801	89,916
Distribuidora Internacional de Alimentacion SA(b)(e)	28,185	5,500
Ebro Foods SA	7,304	160,367
eDreams ODIGEO SA(b)	6,194	28,471
Ence Energia y Celulosa SA	13,546	53,347
Ercros SA	9,507	24,183
Euskaltel SA(d)	9,114	84,801
Faes Farma SA	28,204	162,049
Fluidra SA(b)	4,936	61,677
Fomento de Construcciones y Contratas SA	7,931	96,092
Gestamp Automocion SA(d)	17,601	75,483
Global Dominion Access SA(b)(d)	10,546	44,239
Grupo Catalana Occidente SA	4,266	149,444
Grupo Empresarial San Jose SA(b)(e)	2,315	17,898
Indra Sistemas SA(b)	13,325	128,740
Inmobiliaria Colonial Socimi SA	26,676	344,633
Lar Espana Real Estate Socimi SA	8,415	76,232
Liberbank SA	212,740	68,023
Masmovil Ibercom SA(b)	7,522	173,881
Mediaset Espana Comunicacion SA(e)	16,537	101,103
Melia Hotels International SA	11,581	94,383
Merlin Properties Socimi SA	36,069	531,173
Metrovacesa SA(d)	4,478	42,265
Miquel y Costas & Miquel SA	1,832	30,781
Neinor Homes SA(b)(d)	8,086	106,450
Obrascon Huarte Lain SA(b)(e)	16,556	19,025
Pharma Mar SA(b)	17,928	38,143
Promotora de Informaciones SA, Class A(b)	17,202	25,601
Prosegur Cash SA(d)	45,256	70,686
Prosegur Cia. de Seguridad SA	28,256	109,703
Sacyr SA	38,181	108,621
Solaria Energia y Medio Ambiente SA(b)(e)	6,318	48,883
Talgo SA(b)(d)	8,901	55,610
Tecnicas Reunidas SA(b)	3,484	87,611
Tubacex SA	11,063	32,831
Unicaja Banco SA(d)	80,705	73,066
Viscofan SA	4,011	217,389
Zardoya Otis SA	19,037	144,210

		5,230,028

Sweden — 10.4%
AAK AB	18,317	325,300
AcadeMedia AB(b)(d)	8,737	44,300
AF POYRY AB, Class B	9,917	211,221
Alimak Group AB(d)	3,561	47,015
Arjo AB, Class B	21,657	89,377
Attendo AB(d)	10,383	53,088
Avanza Bank Holding AB	11,414	97,503
Axfood AB	10,753	231,929
Betsson AB	12,140	59,917
Bilia AB, Class A	8,297	83,364
BillerudKorsnas AB	17,876	215,047
BioGaia AB, Class B	1,656	63,168
Biotage AB	5,626	58,162
Bonava AB, Class B	8,574	82,765
Boozt AB(b)(d)	4,056	27,112
Bravida Holding AB(d)	20,440	188,503
Bufab AB	2,861	31,240

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Bure Equity AB	4,882	$75,503
Camurus AB(b)	2,282	21,033
Castellum AB	26,549	543,557
Catena Media PLC(b)	4,555	20,585
Cellavision AB	1,676	47,926
Clas Ohlson AB, Class B	4,111	39,619
Climeon AB(b)(e)	2,527	17,836
Cloetta AB, Class B	22,248	75,651
Collector AB(b)	3,045	14,839
Dios Fastigheter AB	9,388	78,345
Dometic Group AB(d)	30,476	282,987
Dustin Group AB(d)	6,700	53,479
Elekta AB, Class B	37,684	526,089
Eltel AB(b)(d)	13,243	28,591
Embracer Group AB(b)(e)	15,648	106,385
Evolution Gaming Group AB(d)	10,916	261,165
Fabege AB	27,278	407,713
Fastighets AB Balder, Class B(b)	10,409	404,074
Fingerprint Cards AB, Class B(b)(e)	29,432	54,790
Fortnox AB(b)	4,856	87,198
Getinge AB, Class B	23,283	398,027
Granges AB	8,164	79,485
Haldex AB	3,525	17,782
Hansa Biopharma AB(b)(e)	3,225	43,014
Hembla AB(b)	3,894	86,899
Hemfosa Fastigheter AB	17,146	176,989
Hexpol AB	25,333	226,133
Hoist Finance AB(b)(d)	7,644	41,932
Holmen AB, Class B	10,896	321,871
Hufvudstaden AB, Class A	11,576	194,049
Humana AB	3,194	19,195
Indutrade AB	9,164	282,692
Intrum AB	7,307	197,193
Investment AB Oresund	2,719	35,898
Inwido AB	5,773	38,499
JM AB	5,966	152,954
Kambi Group PLC(b)	2,221	36,770
Karo Pharma AB(b)(e)	7,905	33,838
Kindred Group PLC	23,325	169,376
Klovern AB, Class B	46,456	81,298
Kungsleden AB	18,999	172,946
LeoVegas AB(d)	8,193	28,829
Lifco AB, Class B	4,702	234,849
Lindab International AB	7,132	79,801
Loomis AB, Class B	7,680	297,338
Mekonomen AB(b)(e)	4,192	35,766
Modern Times Group MTG AB, Class B(b)	6,904	64,151
Munters Group AB(b)(d)	9,250	44,549
Mycronic AB(e)	6,888	114,749
NCC AB, Class B	9,188	147,915
NetEnt AB	19,301	54,692
New Wave Group AB, Class B	4,650	27,077
Nibe Industrier AB, Class B	31,962	437,913
Nobia AB	12,080	77,237
Nobina AB(d)	8,815	55,950
Nolato AB, Class B	2,003	112,268
Nordic Entertainment Group AB, Class B	6,724	191,231
Nyfosa AB(b)	17,006	113,852
Oncopeptides AB(b)(d)(e)	3,031	35,456
Pandox AB	8,221	164,688

Security	Shares	Value

Sweden (continued)
Paradox Interactive AB(e)	3,206	$43,726
Peab AB	19,500	164,553
Probi AB(b)(e)	609	16,751
Ratos AB, Class B	22,937	59,233
RaySearch Laboratories AB(b)	2,516	40,400
Recipharm AB, Class B	4,451	63,432
Resurs Holding AB(d)	11,380	67,092
Saab AB, Class B(e)	9,621	297,289
Sagax AB, Class D	8,726	33,195
SAS AB(b)(e)	18,804	29,433
Scandi Standard AB	5,202	38,336
Scandic Hotels Group AB(d)	5,681	54,691
SkiStar AB	3,734	44,881
SSAB AB, Class A	22,964	64,237
SSAB AB, Class B	62,055	156,260
Stillfront Group AB(b)	2,266	58,212
Storytel AB(b)	3,098	36,079
Svenska Cellulosa AB SCA, Class B	61,620	629,100
Sweco AB, Class B	6,710	236,521
Swedish Orphan Biovitrum AB(b)	18,150	288,047
Thule Group AB(d)	10,479	213,511
Tobii AB(b)	8,559	32,462
Trelleborg AB, Class B	25,039	405,305
Troax Group AB	4,156	46,416
Vitrolife AB	6,673	104,310
Volati AB	2,212	8,334
Wallenstam AB, Class B	16,434	180,301
Wihlborgs Fastigheter AB	14,377	217,723
Xvivo Perfusion AB(b)	1,990	33,792

		13,845,149

Switzerland — 8.0%
Allreal Holding AG, Registered	1,463	284,964
ALSO Holding AG, Registered	649	96,553
APG SGA SA	142	41,877
Arbonia AG, Registered(e)	4,479	56,013
Aryzta AG(b)(e)	100,038	78,814
Ascom Holding AG, Registered	3,929	38,902
Autoneum Holding AG(e)	286	32,027
Bachem Holding AG, Class B, Registered	525	80,020
Banque Cantonale Vaudoise, Registered	308	241,281
Basilea Pharmaceutica AG, Registered(b)(e)	1,120	45,969
Bell Food Group AG, Registered	224	61,519
BKW AG	2,135	157,515
Bobst Group SA, Registered	821	43,057
Bossard Holding AG, Class A, Registered	607	96,271
Bucher Industries AG, Registered	677	208,983
Burckhardt Compression Holding AG	313	74,543
Burkhalter Holding AG	449	35,492
Cembra Money Bank AG	2,902	307,037
Coltene Holding AG, Registered	302	24,729
Comet Holding AG, Registered	708	70,746
Conzzeta AG, Registered	145	126,228
Daetwyler Holding AG, Bearer	764	131,469
DKSH Holding AG	3,624	171,954
dormakaba Holding AG	323	206,713
EDAG Engineering Group AG	810	10,031
EFG International AG	8,799	55,465
Emmi AG, Registered	216	182,782
Feintool International Holding AG, Registered(e)	251	15,084
Flughafen Zurich AG, Registered	2,029	365,395

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Forbo Holding AG, Registered	109	$173,428
Galenica AG(d)	4,796	286,521
GAM Holding AG(b)	15,854	52,828
Georg Fischer AG, Registered	416	396,291
Gurit Holding AG, Bearer	37	52,796
Helvetia Holding AG, Registered	3,574	501,284
Huber & Suhner AG, Registered	1,540	102,381
Idorsia Ltd.(b)(e)	8,622	195,901
Implenia AG, Registered	1,588	60,285
Inficon Holding AG, Registered	173	123,953
Interroll Holding AG, Registered	67	138,515
Intershop Holding AG(e)	124	68,110
Kardex AG, Registered	624	90,557
Komax Holding AG, Registered(e)	367	77,956
Kudelski SA, Bearer(e)	4,062	23,588
Landis+Gyr Group AG	2,238	207,413
LEM Holding SA, Registered	53	62,628
Leonteq AG(b)	1,020	32,561
Logitech International SA, Registered	16,835	688,584
Medartis Holding AG(b)(d)	323	13,175
Meyer Burger Technology AG(b)(e)	59,282	24,956
Mobilezone Holding AG, Registered	4,126	44,741
Mobimo Holding AG, Registered	679	191,297
Molecular Partners AG(b)(e)	1,114	19,712
OC Oerlikon Corp. AG, Registered	21,118	216,156
Orascom Development Holding AG(b)	1,208	18,118
Orior AG	666	58,518
PSP Swiss Property AG, Registered	4,203	555,857
Rieter Holding AG, Registered	309	42,056
Schmolz + Bickenbach AG, Registered(b)	49,796	13,197
Schweiter Technologies AG, Bearer	104	106,872
Sensirion Holding AG(b)(d)	884	37,761
SFS Group AG	1,777	157,125
Siegfried Holding AG, Registered	405	164,791
SIG Combibloc Group AG	16,596	229,409
St. Galler Kantonalbank AG, Class A, Registered	275	120,256
Sulzer AG, Registered	1,927	194,506
Sunrise Communications Group AG(d)	3,433	266,673
Swissquote Group Holding SA, Registered	936	40,750
Tamedia AG, Registered	283	26,558
Tecan Group AG, Registered	1,196	282,652
u-blox Holding AG	677	54,750
Valiant Holding AG, Registered	1,647	166,912
Valora Holding AG, Registered	347	99,168
VAT Group AG(d)	2,787	408,553
Vetropack Holding AG, Bearer	21	56,929
Vontobel Holding AG, Registered	3,172	184,518
VZ Holding AG	292	81,378
Ypsomed Holding AG, Registered(e)	382	56,521
Zehnder Group AG, Registered	977	42,575
Zur Rose Group AG(b)	706	69,831

		10,723,284

United Kingdom — 32.1%
888 Holdings PLC	37,598	87,379
AA PLC	61,638	35,174
AB Dynamics PLC	1,554	42,228
Abcam PLC	19,864	299,195
accesso Technology Group PLC(b)	2,640	19,814
Advanced Medical Solutions Group PLC	19,739	62,323
AG Barr PLC	10,341	74,266

Security	Shares	Value

United Kingdom (continued)
Aggreko PLC	26,156	$267,653
Alfa Financial Software Holdings PLC(b)(d)	10,107	10,777
Alliance Pharma PLC	41,704	39,934
Amigo Holdings PLC(d)	11,541	10,439
Anglo Pacific Group PLC	17,369	42,928
AO World PLC(b)	22,298	18,178
Arrow Global Group PLC	16,589	51,047
Ascential PLC(d)	41,713	188,486
Ashmore Group PLC	43,618	262,792
ASOS PLC(b)	5,929	270,826
Assura PLC	245,165	237,298
Aston Martin Lagonda Global Holdings PLC(b)(d)(e)	5,734	29,627
Avast PLC(d)	59,789	320,918
AVEVA Group PLC	6,569	355,482
B&M European Value Retail SA	91,660	439,205
Babcock International Group PLC	26,354	188,925
Bakkavor Group PLC(d)	13,676	20,953
Balfour Beatty PLC	70,567	205,821
Bank of Georgia Group PLC	4,172	70,127
BBA Aviation PLC	105,979	416,347
BCA Marketplace PLC	77,160	235,634
Beazley PLC	54,213	411,439
Bellway PLC	12,640	516,854
Biffa PLC(d)	25,145	82,971
Big Yellow Group PLC	16,444	243,001
Blue Prism Group PLC(b)(e)	6,166	65,626
Bodycote PLC	19,381	179,566
boohoo Group PLC(b)	77,552	264,930
Bovis Homes Group PLC	13,688	207,233
Brewin Dolphin Holdings PLC	30,924	133,012
Britvic PLC	26,835	342,731
Burford Capital Ltd.	21,114	240,293
Cairn Energy PLC(b)	59,848	137,694
Capita PLC(b)	170,524	344,447
Capital & Counties Properties PLC	73,016	240,931
Card Factory PLC	32,242	70,676
Centamin PLC	117,822	176,932
Central Asia Metals PLC	16,803	45,660
Chemring Group PLC	27,602	71,791
Cineworld Group PLC	104,619	301,484
Civitas Social Housing PLC	63,604	69,958
Clinigen Healthcare Ltd.(b)	12,683	136,382
Close Brothers Group PLC	15,330	274,346
CMC Markets PLC(d)	11,390	19,160
Coats Group PLC	145,860	134,574
Cobham PLC	245,336	500,959
Computacenter PLC	7,610	134,810
ConvaTec Group PLC(d)	150,428	383,760
Costain Group PLC	11,404	24,644
Countryside Properties PLC(d)	47,035	214,969
Cranswick PLC	5,258	211,191
Crest Nicholson Holdings PLC	26,312	132,241
Custodian REIT PLC	38,066	56,646
CVS Group PLC(e)	6,934	86,810
Daily Mail & General Trust PLC, Class A, NVS	16,016	181,756
Dart Group PLC	9,415	154,115
De La Rue PLC	10,131	20,582
Dechra Pharmaceuticals PLC	10,558	359,312
Derwent London PLC	10,877	499,656
DFS Furniture PLC	22,130	67,009

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Dialog Semiconductor PLC(b)	7,884	$353,679
Dignity PLC	4,961	35,596
Diploma PLC	11,742	242,954
Diversified Gas & Oil PLC	66,316	91,820
Dixons Carphone PLC	99,612	169,178
Domino’s Pizza Group PLC	47,227	174,718
Drax Group PLC	39,567	151,961
DS Smith PLC	140,140	648,476
Dunelm Group PLC	10,296	105,185
EI Group PLC(b)	46,362	168,939
Electrocomponents PLC	45,240	398,193
Elementis PLC	61,698	118,718
EMIS Group PLC	5,087	70,828
Empiric Student Property PLC	62,795	76,381
EnQuest PLC(b)	144,450	33,271
Entertainment One Ltd.	40,478	291,486
Equiniti Group PLC(d)	37,300	103,869
Essentra PLC	27,017	133,337
Euromoney Institutional Investor PLC	11,380	207,927
Ferrexpo PLC	30,284	49,357
Fevertree Drinks PLC	10,652	256,376
First Derivatives PLC(e)	1,873	55,138
Firstgroup PLC(b)	124,030	207,199
Forterra PLC(d)	20,791	71,967
Frontier Developments PLC(b)	2,003	28,303
Funding Circle Holdings PLC(b)(d)(e)	17,416	26,458
Future PLC	8,398	164,526
Galliford Try PLC	11,778	111,714
Games Workshop Group PLC	3,144	181,855
Gamesys Group PLC(b)	6,555	68,451
GB Group PLC	18,456	144,248
GCP Student Living PLC	42,305	95,800
Genus PLC	6,750	252,776
Go-Ahead Group PLC (The)	4,441	117,462
GoCo Group PLC	32,109	40,219
Grainger PLC	62,601	208,022
Great Portland Estates PLC	25,077	255,573
Greencore Group PLC	45,353	136,388
Greggs PLC	10,460	240,386
Gulf Keystone Petroleum Ltd.	22,880	60,694
Halfords Group PLC	19,708	40,395
Hammerson PLC	79,533	298,455
Hansteen Holdings PLC	46,075	61,290
Hastings Group Holdings PLC(d)	36,462	85,871
Hays PLC	148,521	301,924
Helical PLC	10,842	54,926
Hikma Pharmaceuticals PLC	14,736	383,274
Hill & Smith Holdings PLC	8,099	137,289
Hiscox Ltd.	29,466	567,741
Hochschild Mining PLC	26,759	69,322
HomeServe PLC	30,764	461,382
Hotel Chocolat Group PLC(e)	3,926	22,455
Howden Joinery Group PLC	61,822	461,906
Hunting PLC	14,138	71,898
Hurricane Energy PLC(b)(e)	157,699	86,808
Hyve Group PLC	77,401	77,822
Ibstock PLC(d)	41,959	131,285
IG Design Group PLC (e)	4,766	38,853
IG Group Holdings PLC	38,065	312,973
IMI PLC	28,066	364,263

Security	Shares	Value

United Kingdom (continued)
Inchcape PLC	42,123	$351,571
Indivior PLC(b)	79,745	40,347
Inmarsat PLC	47,728	339,803
IntegraFin Holdings PLC	23,360	111,541
Intermediate Capital Group PLC	29,819	573,384
International Personal Finance PLC	21,926	37,735
Intu Properties PLC(b)(e)	95,393	55,547
iomart Group PLC	7,518	35,849
IQE PLC(b)(e)	79,936	77,578
IWG PLC	68,006	337,391
J D Wetherspoon PLC(e)	7,051	133,484
JD Sports Fashion PLC	45,057	448,006
John Laing Group PLC(d)	50,763	239,759
John Menzies PLC	7,177	37,752
Jupiter Fund Management PLC	46,870	207,786
Just Eat PLC(b)	62,761	596,913
Just Group PLC(b)	105,612	83,022
Kainos Group PLC	7,315	48,085
KAZ Minerals PLC	27,064	164,388
Keller Group PLC	7,150	48,203
Keywords Studios PLC(e)	5,781	83,035
Kier Group PLC(e)	16,088	23,628
Lancashire Holdings Ltd.	19,421	178,805
Learning Technologies Group PLC(e)	46,958	65,017
LondonMetric Property PLC	80,522	241,525
Lookers PLC	31,674	20,329
LXI REIT PLC	52,703	85,520
Man Group PLC	156,818	291,194
Marshalls PLC	20,267	186,594
Marston’s PLC	64,245	102,503
McCarthy & Stone PLC(d)	37,840	71,734
Mediclinic International PLC	41,488	196,489
Metro Bank PLC(b)(e)	11,249	29,520
Mitchells & Butlers PLC(b)	19,353	106,682
Mitie Group PLC	37,918	77,720
Moneysupermarket.com Group PLC	54,843	243,487
Morgan Advanced Materials PLC	28,732	87,594
Morgan Sindall Group PLC	3,839	63,586
N Brown Group PLC	15,278	24,752
National Express Group PLC	46,875	270,769
NCC Group PLC	30,215	73,270
NewRiver REIT PLC	32,625	84,856
Northgate PLC	13,322	59,387
Numis Corp. PLC	6,188	18,417
On the Beach Group PLC(d)	11,875	68,871
OneSavings Bank PLC	45,240	210,746
Oxford Biomedica PLC(b)	5,410	39,063
Pagegroup PLC	33,102	190,697
Paragon Banking Group PLC	26,557	173,026
Patisserie Holdings PLC(a)(b)	7,527	0	(c)
Pendragon PLC	129,751	24,043
Pennon Group PLC	43,193	502,019
Petrofac Ltd.	26,071	129,647
Pets at Home Group PLC	50,736	135,375
Pharos Energy PLC	27,725	20,952
Phoenix Group Holdings PLC	54,936	500,596
Photo-Me International PLC	26,313	31,223
Picton Property Income Ltd. (The)	54,318	65,156
Playtech PLC	33,060	167,996
Plus500 Ltd.	10,868	112,505

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Pollen Street Secured Lending	7,525	$81,599
Polypipe Group PLC	20,466	119,968
Premier Foods PLC(b)	65,535	27,391
Premier Oil PLC(b)	84,728	90,671
Primary Health Properties PLC	115,728	211,749
Provident Financial PLC	26,624	151,621
Purplebricks Group PLC(b)	24,726	36,027
PZ Cussons PLC	25,806	67,287
QinetiQ Group PLC	58,033	236,698
Quilter PLC(d)	195,808	346,871
Rathbone Brothers PLC	5,278	141,717
RDI REIT PLC	28,888	48,446
Redde PLC	30,264	43,861
Redrow PLC	23,246	181,083
Regional REIT Ltd.(d)	38,474	52,474
Renewi PLC	82,755	31,590
Renishaw PLC	3,698	181,264
Restaurant Group PLC (The)	50,881	89,279
Restore PLC	11,546	62,003
Rightmove PLC	91,394	707,927
Rotork PLC	89,897	350,609
Royal Mail PLC	92,014	251,944
RPS Group PLC	22,171	40,624
RWS Holdings PLC	18,608	144,472
Sabre Insurance Group PLC(d)	25,310	96,616
Safestore Holdings PLC	21,375	193,753
Saga PLC	117,845	71,549
Sanne Group PLC	14,711	100,510
Savills PLC	14,540	172,625
Scapa Group PLC	15,566	44,918
Schroder REIT Ltd.	51,429	36,735
Seadrill Ltd.(b)(e)	6,542	11,686
Senior PLC	41,940	100,237
Serco Group PLC(b)	124,853	252,033
Serica Energy PLC(b)	17,330	30,050
Shaftesbury PLC	15,476	189,245
SIG PLC	58,212	84,817
Sirius Minerals PLC(b)	701,602	26,092
Smart Metering Systems PLC(e)	10,494	64,501
Softcat PLC	12,005	146,102
SolGold PLC(b)(e)	64,773	17,559
Sophos Group PLC(d)	34,356	252,425
Spectris PLC	11,913	368,737
Spire Healthcare Group PLC(d)	29,901	45,192
Sports Direct International PLC(b)	21,782	87,094
SSP Group PLC	45,197	372,549
St. Modwen Properties PLC	20,141	117,542
Stagecoach Group PLC	46,750	83,059
Standard Life Investment Property Income Trust Ltd.	42,871	48,984
Stobart Group Ltd.	34,376	52,934
Stock Spirits Group PLC	17,897	47,475
Superdry PLC	5,305	28,076
Synthomer PLC	35,793	129,222
TalkTalk Telecom Group PLC	69,423	100,254
Tate & Lyle PLC	47,921	417,326
Ted Baker PLC	2,866	15,079
Telecom Plus PLC	6,426	99,949
Thomas Cook Group PLC(a)(b)(e)	137,310	2
TORM PLC(b)	3,196	30,501
TP ICAP PLC	56,919	252,557

Security	Shares	Value

United Kingdom (continued)
Travis Perkins PLC	25,682	$476,222
Tritax Big Box REIT PLC	173,636	337,701
Tullow Oil PLC	143,795	383,119
UK Commercial Property REIT Ltd.	78,417	88,991
Ultra Electronics Holdings PLC	7,272	183,494
UNITE Group PLC (The)	27,118	394,770
Urban & Civic PLC	14,612	62,396
Vectura Group PLC	59,272	67,648
Vesuvius PLC	22,022	113,815
Victoria PLC(b)(e)	10,729	61,503
Victrex PLC	8,719	247,761
Virgin Money UK PLC	130,407	231,942
Watkin Jones PLC	15,354	46,690
WH Smith PLC	11,184	316,649
William Hill PLC	89,821	229,667
Workspace Group PLC	13,676	179,622

		42,757,109

Total Common Stocks — 99.0% (Cost: $154,213,522)		131,977,739

Preferred Stocks

Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	761	44,615
Jungheinrich AG, Preference Shares, NVS	4,906	124,465
Sixt SE, Preference Shares, NVS	1,665	112,939
STO SE & Co. KGaA, Preference Shares, NVS	260	28,427

		310,446

Italy — 0.1%
Buzzi Unicem SpA, Preference Shares, NVS	4,057	62,100
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	3,843	42,231

		104,331

Total Preferred Stocks — 0.3% (Cost: $582,853)		414,777

Rights

Italy — 0.0%
Mediaset SpA, (Expires 11/06/19)(b)	34,726	0	(c)

Norway — 0.0%
XXL ASA, (Expires 11/18/19)(b)	1,201	510

Spain — 0.0%
Distribuidora Internacional de Alimentacion SA, (Expires 11/13/19)(b)	281,850	5,660

Total Rights — 0.0% (Cost: $14,148)		6,170

Short-Term Investments

Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(f)(g)(h)	7,698,959	7,702,809

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(f)(g)	44,000	$44,000

		7,746,809

Total Short-Term Investments — 5.8% (Cost: $7,742,959)		7,746,809

Total Investments in Securities — 105.1% (Cost: $162,553,482)		140,145,495

Other Assets, Less Liabilities — (5.1)%		(6,786,439)

Net Assets — 100.0%		$133,359,056

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Non-income producing security.
(c)	Rounds to less than $1.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	11,396,621	(3,697,662)	7,698,959	$7,702,809	$72,890	(a)	$1,195	$(1,168)
BlackRock Cash Funds: Treasury, SL Agency Shares	55,000	(11,000)	44,000	44,000	213		—	—

				$7,746,809	$73,103		$1,195	$(1,168)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$131,973,053	$—	$4,686	$131,977,739
Preferred Stocks	414,777	—	—	414,777
Rights	5,660	510	—	6,170
Money Market Funds	7,746,809	—	—	7,746,809

	$140,140,299	$510	$4,686	$140,145,495

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares